CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Net sales	$ 15,164	$ 21,172
Cost of sales	7,387	11,856
Gross profit	7,777	9,316
Operating expenses:
Selling expenses	2,432	2,219
General and administrative expenses	998	1,341
Operating Expenses, Total	3,430	3,560
Income from operations	4,347	5,756
Other income (expenses):
Change in fair value of derivative liability	318	222
Interest income	17	34
Interest expense		(7)
Nonoperating Income (Expense), Total	335	249
Income before provision for income taxes	4,682	6,005
Provision for income taxes	2,191	1,549
Net income	2,491	4,456
Other comprehensive income:
Foreign currency translation adjustment	355	204
Comprehensive income	2,846	4,660
Allocation of net income for calculating basic earnings per share:
Net income attributable to common shareholders	2,412	4,242
Net income attributable to preferred shareholders	79	214
Net income	$ 2,491	$ 4,456
Basic earnings per share- common (in dollars per share)	$ 0.32	$ 0.57
Diluted earnings per share (in dollars per share)	$ 0.32	$ 0.57
Weighted average number of common shares outstanding:
Basic (in shares)	7,588,250	7,411,792
Diluted (in shares)	7,839,883	7,797,348